Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Income (loss) before taxes	$ 294	$ (1,032)
Adjustments to reconcile income (loss) before taxes to net cash flows from operating activities:
Share-based payment costs		1
Net loss from the deconsolidation of Forward Pharma GmbH	39
Decrease in prepayments and other receivables	222	11
Increase (decrease) in trade payables and accrued liabilities	84	(459)
Net cash flows provided by (used in) operating activities	639	(1,479)
Investing activities:
Decrease in cash resulting from the deconsolidation of Forward Pharma GmbH	(184)
Net cash flows used in investing activities	(184)
Financing activities:
Exercise of equity awards	1	3
Net cash flows provided by financing activities	1	3
Net increase (decrease) in cash and cash equivalents	456	(1,476)
Net foreign exchange differences	(5,951)	(2,514)
Cash and cash equivalents at beginning of period	70,770	79,087
Cash and cash equivalents at end of period	$ 65,275	$ 75,097